Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2020
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Central Index Key	dei_EntityCentralIndexKey	0001364923
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2020
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020